Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.16%(a)
New York–159.65%
Albany (County of), NY Airport Authority; Series 2010 A, Ref. RB (INS - AGM)(b)	5.00%	12/15/2025	$ 500	$ 500,820
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (c)(d)	6.25%	11/15/2020	2,360	2,418,764
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	1,000,815
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,037,038
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB (e)	0.00%	07/15/2034	8,315	4,078,092
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,468,426
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	496,550
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,446,390
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	2,840	3,121,472
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,310,236
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	50,469
Series 2019, RB	4.00%	07/01/2049	1,300	1,449,617
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB (f)(g)	5.00%	01/01/2035	2,700	2,780,325
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,550,679
Erie (County of), NY Industrial Development Agency (City of Buffalo School District);
Series 2011 A, RB (h)	5.25%	05/01/2028	2,500	2,612,150
Series 2011 A, RB (h)	5.25%	05/01/2030	2,710	2,831,815
Series 2011 A, RB (h)	5.25%	05/01/2031	1,000	1,044,570
Series 2015, Ref. RB (h)	5.00%	05/01/2026	5,000	6,094,250
Series 2015, Ref. RB (h)	5.00%	05/01/2027	2,500	3,042,675
Series 2015, Ref. RB (h)	5.00%	05/01/2028	2,500	3,038,250
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	3,225,161
Hudson Yards Infrastructure Corp.;
Series 2012 A, RB	5.75%	02/15/2047	4,205	4,350,535
Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	1,425	1,556,684
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,190,394
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	1,000	1,188,060
Long Island Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,591,310
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,123,370
Metropolitan Transportation Authority;
Series 2012 H, RB (c)(d)	5.00%	11/15/2022	415	463,717
Series 2012 H, RB	5.00%	11/15/2030	335	344,641
Series 2013 E, RB (c)(d)	5.00%	11/15/2023	2,750	3,203,970
Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	2,950,118
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, RB	5.25%	11/15/2057	2,065	2,371,239
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,975	4,268,911
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB (e)	0.00%	11/15/2040	8,250	3,381,097
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,085,950
Monroe County Industrial Development Corp. (University of Rochester); Series 2013 A, RB (c)(d)	5.00%	07/01/2023	1,000	1,145,670
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (h)(i)	5.00%	11/15/2051	10,095	10,542,007
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	920	794,494
Series 2014 A, RB	6.70%	01/01/2049	420	327,285
Series 2014 C, RB (j)	2.00%	01/01/2049	152	22,735
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,092,990
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2037	1,000	1,054,590
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB (c)(d)	5.00%	07/01/2022	2,250	2,471,647
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,206,213
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2011, RB (g)	5.00%	10/15/2032	$ 2,000	$ 2,078,880
Two Hundred Series 2017, Ref. RB (h)	5.25%	10/15/2057	6,885	8,009,114
Two Hundred Seventh Series 2018, Ref. RB (g)(h)	5.00%	09/15/2028	9,000	10,968,390
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(b)(g)	5.75%	12/01/2022	1,270	1,276,922
Series 1997 6, RB (INS - NATL)(b)(g)	5.75%	12/01/2025	2,500	2,513,600
Series 2010 8, RB	6.00%	12/01/2036	2,750	2,765,620
Series 2010, RB	6.00%	12/01/2042	2,730	2,748,646
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,242,680
Series 2019 A, GO Bonds	5.00%	08/01/2045	2,120	2,596,512
Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,464,160
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB (INS - AMBAC)(b)	5.00%	01/01/2036	2,860	2,860,114
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	600	601,050
Series 2013 DD, RB	5.00%	06/15/2035	3,000	3,340,980
Series 2017 DD, RB (h)	5.25%	06/15/2047	3,600	4,366,944
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System); Series 2019 BB-1, RB	4.00%	06/15/2049	2,815	3,269,763
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,566,552
Series 2018 S-3, RB	5.25%	07/15/2045	690	846,913
Subseries 2009 A-1, RB (h)	5.00%	05/01/2030	345	345,000
Subseries 2011 D-1, RB (h)	5.00%	11/01/2033	13,500	14,220,090
Subseries 2011 E, RB	5.00%	11/01/2024	1,135	1,179,912
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	533,453
Series 2019, Ref. RB	5.00%	12/01/2037	275	323,527
Series 2019, Ref. RB	5.00%	12/01/2038	250	293,190
Series 2019, Ref. RB	5.00%	12/01/2039	375	438,701
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/2033	2,000	2,272,860
New York (City of), NY Water & Sewer System; Series 2019 AA, Ref. RB	4.00%	06/15/2040	3,500	4,137,700
New York (Counties of), NY Tobacco Trust V;
Series 2005 S-1, RB (e)	0.00%	06/01/2038	8,430	2,909,446
Series 2005 S-2, RB (e)	0.00%	06/01/2050	14,850	2,324,025
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	35	35,121
Series 2011, RB	5.00%	10/01/2025	65	68,962
Series 2014 C, RB (h)	5.00%	03/15/2041	6,000	6,755,220
Series 2018 A, RB	5.00%	07/01/2048	1,500	1,800,255
Series 2019 A, RB	5.00%	10/01/2034	1,980	2,355,784
Series 2020 A, RB	4.00%	07/01/2050	1,500	1,626,045
Series 2020 D, Ref. RB	4.00%	02/15/2047	6,500	7,398,950
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,851,307
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	700	911,281
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	1,750	2,435,107
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	445	626,155
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,626,170
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (c)(d)	5.75%	05/01/2021	1,255	1,318,804
New York (State of) Dormitory Authority (Cornell University); Series 2010 A, RB	5.00%	07/01/2040	1,000	1,003,940
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	2,065	2,386,211
New York (State of) Dormitory Authority (Fordham University);
Series 2011 A, RB (c)(d)	5.13%	07/01/2021	500	526,115
Series 2014, RB	5.00%	07/01/2044	1,000	1,092,090
Series 2020, RB	4.00%	07/01/2046	4,000	4,273,280
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, RB (h)	5.00%	03/15/2030	$ 3,000	$ 3,104,790
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,076,882
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	3,750	4,131,750
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,316,920
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB (c)(d)	5.00%	07/01/2021	2,125	2,233,141
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,115	1,484,656
Series 2001 1, RB (INS - AMBAC)(b)	5.50%	07/01/2031	2,500	3,328,825
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB (c)(d)	5.00%	05/01/2021	500	521,995
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB (f)	5.00%	12/01/2045	1,075	1,147,681
Series 2017, Ref. RB (f)	5.00%	12/01/2036	900	1,017,702
Series 2017, Ref. RB (f)	5.00%	12/01/2037	1,500	1,686,615
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB (c)(d)	5.00%	05/01/2023	25	28,406
Series 2013 A, RB (c)(d)	5.00%	05/01/2023	30	34,088
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,213,184
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,356,678
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	1,085	1,184,484
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2010, RB	5.00%	07/01/2040	1,750	1,756,668
Series 2019 A, RB	5.00%	07/01/2049	2,095	2,535,013
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	1,870	1,877,293
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB (c)(d)	5.00%	07/01/2022	5	5,498
Series 2012, RB	5.00%	07/01/2030	1,445	1,524,822
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	1,500	1,473,060
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB (c)(d)	5.00%	07/01/2023	2,815	3,229,762
New York (State of) Dormitory Authority (The New School); Series 2011, Ref. RB	5.00%	07/01/2031	1,750	1,798,090
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,220,205
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(d)(k)	0.72%	11/15/2039	5,000	5,000,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	1,770	1,886,625
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,574,342
Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2040	2,340	2,584,975
Series 2019 B, RB	4.00%	01/01/2045	1,000	1,083,800
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (h)	5.00%	12/15/2032	12,500	14,305,875
New York City Health & Hospital Corp.; Series 2010 A, RB	5.00%	02/15/2030	2,780	2,786,755
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	100	118,700
Series 2020 C-1, RB	4.00%	05/01/2037	175	206,682
Series 2020 C-1, RB	4.00%	05/01/2038	185	217,488
Series 2020 C-1, RB	4.00%	05/01/2039	165	193,319
Series 2020 C-1, RB	4.00%	05/01/2040	100	116,895
Series 2020 C-1, RB	4.00%	05/01/2045	1,065	1,226,976
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB (e)	0.00%	11/15/2044	1,730	656,120
Series 2016, RB (e)	0.00%	11/15/2056	5,000	1,096,700
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,725,568
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB (f)	5.00%	11/15/2044	4,895	4,853,931
Series 2014, Class 3, Ref. RB (f)	7.25%	11/15/2044	1,085	1,138,556
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	2,125	2,225,661
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB (h)	5.00%	09/15/2040	14,445	15,367,891
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	3,215	3,426,129
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	$ 700	$ 920,143
Series 2007, RB	5.50%	10/01/2037	2,145	2,926,037
New York Power Authority; Series 2002 A, RB	4.00%	11/15/2055	3,300	3,836,184
New York State Environmental Facilities Corp.; Series 2019 B, Ref. RB	4.00%	06/15/2049	2,405	2,794,345
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/2039	1,905	1,911,477
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, Ref. RB	5.00%	06/15/2031	1,570	1,639,708
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2042	1,345	1,641,855
Series 2019 A, Ref. RB	5.00%	03/15/2039	2,000	2,504,860
Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	5,629,734
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (g)	5.00%	08/01/2026	2,055	1,984,144
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB (g)	5.00%	01/01/2036	5,455	5,489,148
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (g)(h)(i)	5.00%	07/01/2046	7,000	7,311,990
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB (f)(g)	4.75%	11/01/2042	1,820	1,814,940
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (g)	5.00%	04/01/2028	1,000	1,125,190
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	746,591
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	940	1,072,258
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	1,000	1,089,240
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	275	315,266
Series 2019, Ref. RB	5.00%	12/01/2043	550	688,496
Series 2019, Ref. RB	5.00%	12/01/2045	800	997,792
Series 2019, Ref. RB	4.00%	12/01/2047	460	521,994
Series 2019, Ref. RB	4.00%	12/01/2049	500	565,885
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.37%	07/01/2040	2,435	2,445,130
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,386,303
Series 2005 A, RB (e)(f)	0.00%	08/15/2045	8,500	1,842,290
Series 2005 C, RB (e)(f)	0.00%	08/15/2060	96,000	4,607,040
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (h)	5.00%	10/15/2031	7,235	8,502,138
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB (c)	6.00%	12/01/2040	1,035	1,063,866
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,189,594
Syracuse (City of), NY; Series 2011 A, GO Bonds (g)	5.00%	11/01/2036	500	524,575
Syracuse (City of), NY Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. RB (g)	5.00%	01/01/2032	1,500	1,340,175
Series 2016 A, Ref. RB (g)	5.00%	01/01/2035	1,745	1,499,985
Tompkins (County of), NY Industrial Development Agency (Cornell University); Series 2008 A, RB	5.00%	07/01/2037	750	752,573
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,000	650,000
Series 2013 A, RB	5.00%	07/01/2032	750	487,500
Series 2013 A, RB	5.00%	07/01/2038	2,000	1,300,000
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB (e)	0.00%	11/15/2032	2,000	1,422,900
Series 2013 C, RB (h)	5.00%	11/15/2038	7,210	7,957,677
Series 2020 A, RB	5.00%	11/15/2054	200	247,398
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 D, RB (67% of SOFR + 0.50%)(d)(k)	0.54%	10/01/2020	2,850	2,845,953
Series 2020 A, RB	4.00%	11/15/2054	500	563,210
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB (c)	5.00%	09/01/2030	2,500	2,526,425
Series 2010 A, RB (c)	5.13%	09/01/2040	985	995,707
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	$ 2,070	$ 1,951,182
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	3,262,416
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB (f)(g)	7.00%	06/01/2046	1,030	1,106,066
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.12%	06/01/2051	2,705	2,686,281
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2010 A, RB	6.25%	10/15/2040	1,200	1,210,668
				427,887,257
Puerto Rico–2.38%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		820	824,264
Series 2005 A, RB (e)	0.00%	05/15/2050		2,000	294,400
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2030		500	499,655
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2034		1,800	1,919,286
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029		565	409,393
Series 2018 A-1, RB (e)	0.00%	07/01/2031		650	427,850
Series 2018 A-1, RB	5.00%	07/01/2058		2,000	2,006,520
					6,381,368
Virgin Islands–1.16%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		785	742,249
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,570	1,374,142
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		1,055	996,627
					3,113,018
Guam–0.97%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(b)(g)	6.00%	10/01/2034		950	1,050,016
Series 2013 C, RB (g)	6.25%	10/01/2034		1,500	1,542,690
					2,592,706
TOTAL INVESTMENTS IN SECURITIES(l)–164.16% (Cost $423,418,097)					439,974,349
FLOATING RATE NOTE OBLIGATIONS–(30.85)%
Notes with interest and fee rates ranging from 0.65% to 0.81% at 05/31/2020 and contractual maturities of collateral ranging from 05/01/2026 to 10/15/2057(m)					(82,675,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.71)%					(90,340,837)
OTHER ASSETS LESS LIABILITIES–0.40%					1,055,303
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$268,013,815
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Zero coupon bond issued at a discount.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $21,995,146, which represented 8.21% of the Trust’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,400,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2020 represented less than 1% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $130,420,836 are held by TOB Trusts and serve as collateral for the $82,675,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Trust for Investment Grade New York Municipals